Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS
Fees	35	36	36
Paid by UBS
Rent	4	5	5
Dividends, capital repayments and interest	10	10	14

Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.18	31.12.17	31.12.16
Base salaries and other cash payments[1]	27	25	25
Incentive awards – cash[2]	15	15	11
Annual incentive award under DCCP	22	22	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	40	40	42
Total	109	106	105
Total (CHF million)[4]	107	106	104
1 Includes role-based allowances in line with market practice in response to regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally 5 years. Refer to Note 30 for more information. In 2018, 2017 and 2016, equity-based compensation was entirely comprised of EOP awards. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2018: CHF / USD 0.98; 2017: CHF / USD 1.00; 2016: CHF / USD 0.99).

Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.18	31.12.17
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	0	398,867
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	5,954,967	3,709,539
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2018	2017
Balance at the beginning of the year	42	42
Additions	15	2
Reductions	(22)	(1)
Balance at the end of the year[2]	34	42
Balance at the end of the year (CHF million)[2,3]	34	41
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two GEB members and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2018	2017
Carrying value at the beginning of the year	565	464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.18	31.12.17
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	4	4

UBS AG
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS AG
Fees	22	36	36
Paid by UBS AG
Rent	3	5	5
Dividends, capital repayments and interest	10	10	14

UBS AG | Key management personnel | Remuneration
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.18	31.12.17	31.12.16
Base salaries and other cash payments[1]	25	24	24
Incentive awards – cash[2]	14	13	10
Annual incentive award under DCCP	21	20	20
Employer’s contributions to retirement benefit plans	3	3	2
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	38	36	39
Total	102	98	98
Total (CHF million)[4]	100	98	97
1 Includes role-based allowances in line with market practice in response to regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally 5 years. Refer to Note 30 for more information. In 2018, 2017 and 2016, equity-based compensation was entirely comprised of EOP awards. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2018: CHF / USD 0.98; 2017: CHF / USD 1.00; 2016: CHF / USD 0.99).

UBS AG | Key management personnel | Equity holdings
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
	31.12.18	31.12.17
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	0	398,867
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	5,676,989	3,709,539
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2018	2017
Balance at the beginning of the year	34	34
Additions	15	2
Reductions	(22)	(1)
Balance at the end of the year[2]	28	35
Balance at the end of the year (CHF million)[2,3]	27	34
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two EB and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

UBS AG | Associates and joint ventures
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2018	2017
Carrying value at the beginning of the year	565	464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.18	31.12.17
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	4	4

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG
Disclosure of transactions between related parties [line items]
Disclosure Of Transactions Between Related Parties Explanatory
USD million	31.12.18	31.12.17
Receivables
Loans and advances to customers	1,161	2,208
Financial assets at fair value held for trading	139	101
Other financial assets measured at amortized cost	105	116
Payables
Customer deposits	2,152	3,489
Funding from UBS Group AG and its subsidiaries	41,202	35,648
Other financial liabilities measured at amortized cost	1,711	1,587